CONSOLIDATED STATEMENTS OF CHANGES IN STOCKHOLDERS' EQUITY (Parenthetical) (USD $)	11 Months Ended	12 Months Ended
	Mar. 31, 2012	Apr. 30, 2011
Change in unrealized gain on securities available-for-sale, deferred income taxes	$ 155,000	$ 43,000
Reclassification adjustment for gains included in net income, deferred income taxes	$ 116,000	$ 119,000
Issuance of shares, par value		$ 1
Cash dividends paid, per share	$ 0.24	$ 0.24